Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 981	$ 1,045	$ 1,036
Property and equipment net	2,290	2,789
Property, Plant and Equipment [Member]
Property and Equipment, Net [Line Items]
Property and equipment net	$ 1	$ 86	$ 7